Cash flow disclosures - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow disclosures
Values at the beginning of the year	$ 1,439,603	$ 1,344,817	$ 1,208,344
Proceeds from borrowings	371,951	366,544	224,310
Loans and interest paid	(440,162)	(352,947)	(112,615)
Debt renegotiation expenses	(2,011)	(20,439)	(10,975)
Effects of exchange rate changes and inflation adjustment	(19,037)	(43,042)	(46,179)
Other non-cash movements	115,093	144,670	81,932
Balances	1,465,437	1,439,603	1,344,817
Bank and financial borrowings
Cash flow disclosures
Values at the beginning of the year	612,269	664,337	575,282
Proceeds from borrowings	143,388	185,465	184,527
Loans and interest paid	(321,435)	(258,615)	(81,384)
Debt renegotiation expenses	(1,282)	(2,204)	(2,624)
Effects of exchange rate changes and inflation adjustment	(7,518)	(38,450)	(52,215)
Other non-cash movements	53,482	61,736	40,751
Balances	478,904	612,269	664,337
Notes
Cash flow disclosures
Values at the beginning of the year	827,334	680,480	633,062
Proceeds from borrowings	210,762	181,079	39,783
Loans and interest paid	(101,757)	(94,332)	(31,231)
Debt renegotiation expenses	(729)	(18,235)	(8,351)
Effects of exchange rate changes and inflation adjustment	(10,504)	(4,592)	6,036
Other non-cash movements	61,427	82,934	41,181
Balances	986,533	$ 827,334	$ 680,480
Bank overdrafts
Cash flow disclosures
Proceeds from borrowings	17,801
Loans and interest paid	(16,970)
Effects of exchange rate changes and inflation adjustment	(1,015)
Other non-cash movements	$ 184